COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20          COMMITMENTS AND CONTINGENCIES

a)              Operating lease commitments

The Group has operating lease agreements principally for its administrative use.  These leases expire by 2016 and are renewable upon negotiation.

Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were RMB8.0 million, RMB10.3 million and RMB23.7 million, respectively.

Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2011 are as follows (in RMB thousands):

2012	14,488
2013	10,670
2014	4,597
2015	791
2016	138
Thereafter	—
Total	30,684

b)             Litigation

Occasionally, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Company’s view of these matters may change in the future. Were an unfavourable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the period in which the unfavourable outcome occurs, and potentially in future periods.